Net financial (income) expense	12 Months Ended
Dec. 31, 2025
Net financial (income) expense
Net financial (income) expense

14.Net financial (income) expense

	2025	2024
	$	$
Financial income	(550,710)	(19,746)
Change in fair value of investments (note 4)	—	10,035
Financial expense	28,703	15,351
Foreign currency loss	48,800	3,871
	(473,307)	9,511